RELATIVE SENTIMENT TACTICAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares		Value
EXCHANGE TRADED FUNDS - 99.2%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	145,027		$2,832,377
abrdn Physical Silver Shares ETF (a)	47,148		3,189,091
Amplify Junior Silver Miners ETF	148,654		4,113,256
Graniteshares Gold Trust (a)	202,754		8,615,018
iShares Core MSCI EAFE ETF	51,786		4,632,776
iShares Core MSCI Emerging Markets ETF	35,420		2,380,932
iShares MSCI Global Gold Miners ETF	54,244		3,994,528
Schwab US Small-Cap ETF	83,368		2,374,321
Schwab US TIPS ETF	154,127		4,082,824
SPDR S&P 500 ETF Trust	14,285		9,741,227
Vanguard Energy ETF	32,658		4,112,295
Vanguard Long-Term Treasury ETF	72,925		4,069,215
Vanguard Short-Term Treasury ETF	76,237		4,477,399
TOTAL EXCHANGE TRADED FUNDS (Cost $58,614,133)			58,615,259

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Government Obligations Fund - Class X, 3.67% (b)	479,522		479,522
TOTAL MONEY MARKET FUNDS (Cost $479,522)			479,522

TOTAL INVESTMENTS - 100.0% (Cost $59,093,655)			$59,094,781
Other Assets in Excess of Liabilities - 0.0% (c)		0.00023	13,606
TOTAL NET ASSETS - 100.0%			$59,108,387

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(c)	Represents less than 0.05% of net assets.

RELATIVE SENTIMENT TACTICAL ALLOCATION ETF

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Relative Sentiment Tactical Allocation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Exchange Traded Funds	$58,615,259	$—	$—	$58,615,259
Money Market Funds	479,522	—	—	479,522
Total Investments	$59,094,781	$—	$—	$59,094,781

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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